CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 Class A Ordinary Shares CNY	Dec. 31, 2010 Class A Ordinary Shares CNY	Dec. 31, 2011 Class B Ordinary Shares CNY	Dec. 31, 2010 Class B Ordinary Shares CNY	Dec. 31, 2011 USD USD ($)	Dec. 31, 2011 USD Class A Ordinary Shares USD ($)	Dec. 31, 2011 USD Class B Ordinary Shares USD ($)
Current assets:
Cash and cash equivalents	470,682	869,300					$ 74,784
Restricted cash	2,200						350
Term deposits	46,205	59,200					7,341
Accounts receivable, net	108,247	48,287					17,199
Amounts due from related parties	66,521	150,182					10,569
Deferred tax assets	17,126	7,916					2,721
Prepaid and other current assets	574,123	528,897					91,219
Assets classified as held for sale	384,401						61,075
Total current assets	1,669,505	1,663,782					265,258
Non-current assets:
Property and equipment, net	789,016	673,341					125,362
Land use rights, net	243,737	257,445					38,726
Intangible assets, net	512,047	529,979					81,356
Goodwill	1,159,386	1,000,555					184,207
Deferred tax assets	4,800	4,315					763
Non-current amounts due from related parties	22,463						3,569
Other non-current assets	319,673	109,080					50,791
Total non-current assets	3,051,122	2,574,715					484,774
Total assets	4,720,627	4,238,497					750,032
Current liabilities:
Short-term borrowings	118,070	118,070					18,759
Current portion of long-term borrowings	16,000	61,000					2,542
Deferred revenue	456,189	446,084					72,481
Accounts payable	51,896	39,568					8,245
Accrued and other liabilities	482,476	303,666					76,658
Income taxes payable	132,406	89,521					21,037
Amounts due to related parties	47,531	13,493					7,552
Liabilities classified as held for sale	145,169						23,065
Total current liabilities	1,449,737	1,071,402					230,339
Non-current liabilities:
Deferred tax liabilities	154,368	154,793					24,527
Long-term borrowings	46,500	54,000					7,388
Non-current portion of consideration payable for acquisitions and other liabilities	303,559	225,309					48,231
Total non-current liabilities	504,427	434,102					80,146
Total liabilities	1,954,164	1,505,504					310,485
Commitments and contingencies
SHAREHOLDERS' EQUITY
Ordinary shares			15	14	87	87		2	14
Additional paid-in capital	2,498,162	2,463,238					396,918
Statutory reserve	122,199	71,759					19,415
Warrants	1,219						194
Retained earnings	111,417	140,672					17,703
Accumulated other comprehensive income (deficit)	(21,517)	4,181					(3,419)
Total Ambow Education Holding Ltd.'s equity	2,711,582	2,679,951					430,827
Non-controlling interest	54,881	53,042					8,720
Total shareholders' equity	2,766,463	2,732,993					439,547
Total liabilities and shareholders' equity	4,720,627	4,238,497					$ 750,032